Trade Payables	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 12:-	TRADE PAYABLES

	December 31,
	2023	2022
Accrued expenses	$538	$901
Open debts	264	298

	$802	$1,199